ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Sarah Clinton T +1 617 951 7375 F +1 617 235 7312 Sarah.clinton@ropesgray.com

May 30, 2017

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Blackstone Alternative Alpha Fund (the “Fund”) (File Nos. 811-22634 and 333-[ ])

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 12 to the Fund’s Registration Statement (File No. 811-22634) pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of Blackstone Alternative Alpha Fund, a Massachusetts business trust (“Amendment No. 12”).

No fees are required in connection with this filing. This Registration Statement carries forward $400,000,000 of shares of beneficial interest that were previously registered pursuant to Registrant’s Registration Statement on Form N-2 (File No. 333-196629) effective July 31, 2014 (the “Prior Registration Statement”) and which remain unsold as of the filing date of this Registration Statement (the “Unsold Shares”). Pursuant to Rule 415(a)(6) of the Securities Act, the Unsold Shares are included in this Registration Statement. A registration fee amount of $51,520 was paid with respect to the Unsold Shares in connection with the Prior Registration Statement and is being applied to offset the registration fee currently due on the Unsold Shares pursuant to Rule 415(a)(6) under the Securities Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7375.

Very truly yours,

/s/ Sarah Clinton

Sarah Clinton

cc:	James Hannigan, Esq., Blackstone Alternative Asset Management L.P.
Kevin Michel, Esq., Blackstone Alternative Asset Management L.P.
James E. Thomas, Esq., Ropes & Gray LLP